Note 8 - Stockholders' Deficit (Details) - $ / shares	9 Months Ended	12 Months Ended
	Mar. 31, 2019	Jun. 30, 2018	Jun. 30, 2017
Shares purchasable under outstanding warrants, beginning	1,740,790	2,342,590	2,804,010
Stock purchase warrants issued	0	0
Stock purchase warrants expired	(1,657,457)	(141,643)	(271,420)
Stock purchase warrants exchanged		(460,157)	(190,000)
Shares purchasable under outstanding warrants, ending	83,333	1,740,790	2,342,590
Shares purchasable under outstanding warrants, weighted average exercise price, beginning	$ 2.03	$ 1.97	$ 2.00
Stock purchase warrants issued, weighted average exercise price	0.00	0.00
Stock purchase warrants expired, weighted average exercise price	2.03	0.60	1.40
Stock purchase warrants exchanged, weighted average exercise price		2.15	3.00
Shares purchasable under outstanding warrants, weighted average exercise price, ending	$ 2.00	$ 2.03	$ 1.97
Shares purchasable under outstanding warrants, remaining contractual term (Year)		8 months 27 days
Warrants outstanding and exercisable, remaining contractual term, beginning	8 months 27 days
Warrants outstanding and exercisable, remaining contractual term, ending	6 months
Minimum [Member]
Shares purchasable under outstanding warrants, remaining contractual term (Year)			1 month 13 days
Maximum [Member]
Shares purchasable under outstanding warrants, remaining contractual term (Year)			1 year 6 months 18 days